Long-term receivables and prepaid expenses (Tables)	12 Months Ended
Jun. 30, 2019
Long-term receivables and prepaid expenses
Schedule of long-term receivables and prepaid expenses

	2019	2018
for the year ended 30 June	Rm	Rm

Total long-term receivables	6 007	3 921
Impairment of long-term receivables*	(211)	(38)
Short-term portion	(214)	(97)

	5 582	3 786
Long-term prepaid expenses	735	860

	6 317	4 646

Comprising:
Long-term receivables (interest-bearing) — joint operations	1 252	1 204
Long-term loans	2 370	2 582
LCCP investment incentives	1 960	—

	5 582	3 786

*Impairment of long-term loans and receivables